UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     June 30, 2012

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        GoodHaven Capital Management, LLC
Address:     4940 SW 83rd Street
             Miami, FL 33143

Form 13F File Number: 28-14869

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Keith Trauner
Title:   Chief Compliance Officer
Phone:   (305) 677-7650

Signature, Place, and Date of Signing:

/s/ Keith W. Trauner      Miami, FL        August 13, 2012
--------------------     -----------       ---------------
    Signature            City, State            Date

Report Type (Check only one.):

[X]   13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  26

Form 13F Information Table Value Total:  199,780 (in thousands)


List of Other Included Managers:

NONE

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GoodHaven Capital Management, LLC
FORM 13F
GSAP & GOODX Consolidated
30-Jun-12

S<c>                                   <c>           <c>        <c>       <c>     <c>  <c>    <c>     <c>       <c>    <c>     <c>

                                                               Value     Shares/  Sh/  Put/  Invstmt  Other
Name of Issuer                     Title of class    CUSIP    (x$1000)   Prn Amt  Prn  Call  Dscretn  Managers  Sole   Shared  None
------------------------------     --------------  ---------  -------    -------  ---  ----  -------  --------  ----   ------  ----

Ace Ltd                                  cs        h0023r105     242       3265    SH          Sole               675          2590
Alleghany Corp                           cs        017175100    7395      21767    SH          Sole             15477          6290
Barrick Gold Corp                        cs        067901108    4208     112000    SH          Sole            112000
Berkley W R Corp                         cs        084423102     333       8565    SH          Sole              3415          5150
Berkshire Hathaway Inc Cl B              cs        084670702   12698     152388    SH          Sole             94131         58257
EXCO Resources Inc                       cs        269279402    4062     535242    SH          Sole            535242
Federated Investors Inc PA Cl            cs        314211103   10937     500560    SH          Sole            318970        181590
Google Inc Cl A                          cs        38259p508   12953      22330    SH          Sole             14756          7574
Hartford Financial Services Gr           cs        416515104    2027     115000    SH          Sole            115000
Hewlett Packard Co                       cs        428236103   21535    1070869    SH          Sole            807729        263140
Jefferies Group Inc                      cs        472319102   14226    1095169    SH          Sole            764039        331130
Leucadia Natl Corp                       cs        527288104     564      26493    SH          Sole              1343         25150
Microsoft Corp                           cs        594918104   17559     574020    SH          Sole            392015        182005
Morgan Stanley                           cs        617446448     260      17800    SH          Sole                           17800
Mueller Industries Inc                   cs        624756102    2607      61200    SH          Sole             61200
Quanex Building Products Corp            cs        747619104    2936     164200    SH          Sole            164200
Republic Services Inc                    cs        760759100    7128     269400    SH          Sole            192890         76510
Seacor Holdings Inc                      cs        811904101    3295      36868    SH          Sole             29049          7819
Sears Holdings Corp                      cs        812350106    5340      89442    SH          Sole             74273         15169
Spectrum Brands Holdings Inc             cs        84763r101   27467     843316    SH          Sole            607491        235825
Sprint Nextel Corp Ser 1                 cs        852061100    6428    1971930    SH          Sole           1309570        662360
Systemax Inc                             cs        871851101    6039     510899    SH          Sole            344698        166201
Wal-Mart Stores Inc                      cs        931142103    7068     101370    SH          Sole             73800         27570
Walter Inv Mgmt Corp                     cs        93317w102   15095     643969    SH          Sole            420988        222981
White Mountains Ins Group Ltd            cs        g9618e107    6974      13367    SH          Sole              9367          4000
Gyrodyne Co America Inc                  re        403820103     229       2006    SH          Sole              2006
American International Group I           wt        026874156     175      17014    SH          Sole                           17014
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